STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

Stock option based employee compensation is summarized as follows:

	Fiscal Year 2012	Fiscal Year 2011

Non-cash compensation expense related to stock options granted prior to Fiscal Year 2010	—	$17,056

Non-cash compensation expense related to stock options granted during Fiscal Year 2010	24,453	24,960

Total non-cash compensation through the issuance of stock options	$24,453	$42,016